Employee compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Employee Benefits [Abstract]
Employee benefit expense, excl. tax credits and government subsidies	$ 354,354	$ 337,001
Post-employment benefit expense, defined contribution plans	$ 10,269	$ 8,623